Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Customer relationships [member]
Disclosure of intangible assets with indefinite useful life [line items]
Customer relationship intangible asset at fair value	$ 1,450
Impairment loss on customer relationship intangible asset	30,882
Impairment loss	$ 30,882
Level 3 of fair value hierarchy [member] | Customer relationship intangible [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Percentage Of Fair Value Of The Customer Relationship Intangible Asset Discount Rate	11.50%